Document and Entity Information	12 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	INGLES MARKETS, INCORPORATED
Entity Central Index Key	0000050493